Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® 500 Index Fund
November 30, 2021
Z5I-NPRT3-0122
1.9881569.104
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	494,130	11,280,988
Lumen Technologies, Inc.	68,859	849,720
Verizon Communications, Inc.	286,556	14,405,170
		26,535,878
Entertainment - 1.7%
Activision Blizzard, Inc.	53,819	3,153,793
Electronic Arts, Inc.	19,721	2,449,743
Live Nation Entertainment, Inc. (a)	9,059	966,142
Netflix, Inc. (a)	30,634	19,663,965
Take-Two Interactive Software, Inc. (a)	8,071	1,338,817
The Walt Disney Co. (a)	125,769	18,223,928
		45,796,388
Interactive Media & Services - 6.4%
Alphabet, Inc.:
Class A (a)	20,828	59,108,823
Class C (a)	19,511	55,587,619
Match Group, Inc. (a)	19,182	2,493,468
Meta Platforms, Inc. Class A (a)	164,986	53,531,358
Twitter, Inc. (a)	55,295	2,429,662
		173,150,930
Media - 1.0%
Charter Communications, Inc. Class A (a)	8,779	5,673,692
Comcast Corp. Class A	317,032	15,845,259
Discovery Communications, Inc.:
Class A (a)(b)	11,749	273,399
Class C (non-vtg.) (a)	20,747	471,164
DISH Network Corp. Class A (a)	17,096	534,250
Fox Corp.:
Class A	22,340	797,761
Class B	10,302	346,147
Interpublic Group of Companies, Inc.	27,333	907,182
News Corp.:
Class A	27,123	586,399
Class B	8,344	179,813
Omnicom Group, Inc.	14,820	997,534
ViacomCBS, Inc. Class B	41,924	1,297,548
		27,910,148
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	40,584	4,415,945
TOTAL COMMUNICATION SERVICES		277,809,289
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.1%
Aptiv PLC (a)	18,733	3,003,837
BorgWarner, Inc.	16,441	711,566
		3,715,403
Automobiles - 2.8%
Ford Motor Co.	271,564	5,211,313
General Motors Co. (a)	100,481	5,814,835
Tesla, Inc. (a)	56,161	64,290,866
		75,317,014
Distributors - 0.2%
Genuine Parts Co.	9,944	1,270,247
LKQ Corp.	18,712	1,046,001
Pool Corp.	2,767	1,533,250
		3,849,498
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (a)	2,841	5,971,356
Caesars Entertainment, Inc. (a)	14,776	1,330,874
Carnival Corp. (a)(b)	55,298	974,351
Chipotle Mexican Grill, Inc. (a)	1,944	3,194,789
Darden Restaurants, Inc.	9,014	1,243,481
Domino's Pizza, Inc.	2,556	1,339,702
Expedia, Inc. (a)	10,046	1,618,310
Hilton Worldwide Holdings, Inc. (a)	19,295	2,606,176
Las Vegas Sands Corp. (a)	23,953	853,206
Marriott International, Inc. Class A (a)	18,932	2,793,606
McDonald's Corp.	51,682	12,641,417
MGM Resorts International	27,800	1,100,324
Norwegian Cruise Line Holdings Ltd. (a)	25,653	500,490
Penn National Gaming, Inc. (a)	11,351	581,512
Royal Caribbean Cruises Ltd. (a)	15,544	1,085,282
Starbucks Corp.	81,597	8,946,295
Wynn Resorts Ltd. (a)	7,337	594,370
Yum! Brands, Inc.	20,472	2,514,780
		49,890,321
Household Durables - 0.4%
D.R. Horton, Inc.	22,600	2,208,020
Garmin Ltd.	10,529	1,406,043
Leggett & Platt, Inc.	9,093	367,266
Lennar Corp. Class A	19,060	2,002,253
Mohawk Industries, Inc. (a)	3,887	652,511
Newell Brands, Inc.	25,961	557,383
NVR, Inc. (a)	234	1,222,730
PulteGroup, Inc.	17,858	893,436
Whirlpool Corp.	4,321	940,855
		10,250,497
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (a)	30,144	105,717,118
eBay, Inc.	44,975	3,034,014
Etsy, Inc. (a)	8,776	2,409,714
		111,160,846
Leisure Products - 0.0%
Hasbro, Inc.	9,009	873,062
Multiline Retail - 0.5%
Dollar General Corp.	16,351	3,618,476
Dollar Tree, Inc. (a)	16,049	2,147,838
Target Corp.	34,242	8,349,569
		14,115,883
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	4,498	992,799
AutoZone, Inc. (a)	1,492	2,711,068
Bath & Body Works, Inc.	18,336	1,377,584
Best Buy Co., Inc.	15,654	1,672,786
CarMax, Inc. (a)	11,277	1,592,876
Gap, Inc.	14,903	246,347
Lowe's Companies, Inc.	48,931	11,968,033
O'Reilly Automotive, Inc. (a)	4,774	3,046,576
Ross Stores, Inc.	24,728	2,697,578
The Home Depot, Inc.	73,595	29,482,893
TJX Companies, Inc.	83,519	5,796,219
Tractor Supply Co.	7,917	1,783,938
Ulta Beauty, Inc. (a)	3,772	1,448,259
		64,816,956
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	23,859	385,323
NIKE, Inc. Class B	88,462	14,971,309
PVH Corp.	4,894	522,581
Ralph Lauren Corp.	3,404	395,000
Tapestry, Inc.	19,405	778,529
Under Armour, Inc.:
Class A (sub. vtg.) (a)	13,749	324,339
Class C (non-vtg.) (a)	13,641	273,775
VF Corp.	22,553	1,617,727
		19,268,583
TOTAL CONSUMER DISCRETIONARY		353,258,063
CONSUMER STAPLES - 5.5%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.)	12,610	887,240
Constellation Brands, Inc. Class A (sub. vtg.)	11,657	2,626,672
Molson Coors Beverage Co. Class B	13,165	585,053
Monster Beverage Corp. (a)	26,047	2,182,218
PepsiCo, Inc.	95,634	15,280,401
The Coca-Cola Co.	268,834	14,100,343
		35,661,927
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	30,588	16,498,555
Kroger Co.	47,211	1,960,673
Sysco Corp.	35,437	2,482,007
Walgreens Boots Alliance, Inc.	49,779	2,230,099
Walmart, Inc.	98,887	13,906,479
		37,077,813
Food Products - 0.8%
Archer Daniels Midland Co.	38,759	2,411,197
Campbell Soup Co.	13,903	560,708
Conagra Brands, Inc.	33,433	1,021,378
General Mills, Inc.	41,981	2,593,166
Hormel Foods Corp.	19,548	809,287
Kellogg Co.	17,573	1,075,116
Lamb Weston Holdings, Inc.	9,967	517,487
McCormick & Co., Inc. (non-vtg.)	17,244	1,479,880
Mondelez International, Inc.	96,762	5,703,152
The Hershey Co.	10,027	1,779,692
The J.M. Smucker Co.	7,504	949,031
The Kraft Heinz Co.	49,217	1,654,183
Tyson Foods, Inc. Class A	20,401	1,610,863
		22,165,140
Household Products - 1.3%
Church & Dwight Co., Inc.	16,956	1,515,527
Colgate-Palmolive Co.	58,389	4,380,343
Kimberly-Clark Corp.	23,305	3,036,875
Procter & Gamble Co.	168,011	24,291,030
The Clorox Co.	8,538	1,390,413
		34,614,188
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	16,048	5,329,059
Tobacco - 0.5%
Altria Group, Inc.	127,633	5,442,271
Philip Morris International, Inc.	107,863	9,269,746
		14,712,017
TOTAL CONSUMER STAPLES		149,560,144
ENERGY - 2.7%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	57,237	1,335,912
Halliburton Co.	61,713	1,332,384
Schlumberger Ltd.	96,643	2,771,721
		5,440,017
Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	25,861	666,438
Chevron Corp.	133,798	15,101,780
ConocoPhillips Co.	92,584	6,492,916
Coterra Energy, Inc.	56,239	1,129,279
Devon Energy Corp.	43,737	1,839,578
Diamondback Energy, Inc.	11,815	1,261,015
EOG Resources, Inc.	40,369	3,512,103
Exxon Mobil Corp.	292,891	17,526,597
Hess Corp.	19,057	1,420,128
Kinder Morgan, Inc.	135,245	2,090,888
Marathon Oil Corp.	54,942	851,052
Marathon Petroleum Corp.	44,079	2,682,207
Occidental Petroleum Corp.	61,590	1,826,144
ONEOK, Inc.	30,949	1,851,988
Phillips 66 Co.	30,387	2,101,869
Pioneer Natural Resources Co.	15,683	2,796,593
The Williams Companies, Inc.	84,264	2,257,433
Valero Energy Corp.	28,383	1,899,958
		67,307,966
TOTAL ENERGY		72,747,983
FINANCIALS - 10.8%
Banks - 4.1%
Bank of America Corp.	512,470	22,789,541
Citigroup, Inc.	140,260	8,934,562
Citizens Financial Group, Inc.	29,573	1,397,916
Comerica, Inc.	9,269	764,971
Fifth Third Bancorp	47,915	2,019,617
First Republic Bank	12,217	2,561,416
Huntington Bancshares, Inc.	102,034	1,514,185
JPMorgan Chase & Co.	206,811	32,847,791
KeyCorp	66,221	1,485,999
M&T Bank Corp.	8,864	1,299,551
Peoples United Financial, Inc.	29,552	503,566
PNC Financial Services Group, Inc.	29,405	5,792,785
Regions Financial Corp.	66,153	1,504,981
SVB Financial Group (a)	4,058	2,809,475
Truist Financial Corp.	92,343	5,476,863
U.S. Bancorp	93,338	5,165,325
Wells Fargo & Co.	284,186	13,578,407
Zions Bancorp NA	11,290	712,173
		111,159,124
Capital Markets - 3.0%
Ameriprise Financial, Inc.	7,889	2,284,654
Bank of New York Mellon Corp.	54,901	3,008,026
BlackRock, Inc. Class A	9,901	8,956,544
Cboe Global Markets, Inc.	7,352	947,967
Charles Schwab Corp.	103,886	8,039,738
CME Group, Inc.	24,849	5,479,701
Franklin Resources, Inc.	19,679	637,600
Goldman Sachs Group, Inc.	23,329	8,888,116
Intercontinental Exchange, Inc.	38,971	5,094,289
Invesco Ltd.	23,454	523,728
MarketAxess Holdings, Inc.	2,647	933,570
Moody's Corp.	11,209	4,378,684
Morgan Stanley	101,012	9,577,958
MSCI, Inc.	5,704	3,590,383
NASDAQ, Inc.	8,094	1,644,944
Northern Trust Corp.	14,374	1,663,072
Raymond James Financial, Inc.	12,860	1,264,009
S&P Global, Inc.	16,678	7,600,665
State Street Corp.	25,352	2,255,567
T. Rowe Price Group, Inc.	15,701	3,139,415
		79,908,630
Consumer Finance - 0.6%
American Express Co.	44,526	6,781,310
Capital One Financial Corp.	30,864	4,337,318
Discover Financial Services	20,721	2,234,760
Synchrony Financial	39,555	1,771,668
		15,125,056
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	128,296	35,498,220
Insurance - 1.8%
AFLAC, Inc.	42,772	2,315,676
Allstate Corp.	20,503	2,229,086
American International Group, Inc.	59,144	3,110,974
Aon PLC	15,620	4,619,927
Arthur J. Gallagher & Co.	14,331	2,334,520
Assurant, Inc.	4,094	622,697
Brown & Brown, Inc.	16,153	1,040,415
Chubb Ltd.	30,362	5,449,068
Cincinnati Financial Corp.	10,378	1,182,054
Everest Re Group Ltd.	2,752	705,558
Globe Life, Inc.	6,479	560,693
Hartford Financial Services Group, Inc.	24,000	1,586,400
Lincoln National Corp.	12,189	808,496
Loews Corp.	14,083	752,877
Marsh & McLennan Companies, Inc.	35,059	5,750,377
MetLife, Inc.	50,426	2,957,989
Principal Financial Group, Inc.	17,357	1,190,343
Progressive Corp.	40,491	3,763,234
Prudential Financial, Inc.	26,750	2,735,455
The Travelers Companies, Inc.	17,284	2,539,884
W.R. Berkley Corp.	9,630	738,043
Willis Towers Watson PLC	8,954	2,022,171
		49,015,937
TOTAL FINANCIALS		290,706,967
HEALTH CARE - 12.7%
Biotechnology - 1.8%
AbbVie, Inc.	122,320	14,101,050
Amgen, Inc.	39,306	7,817,177
Biogen, Inc. (a)	10,328	2,434,723
Gilead Sciences, Inc.	86,794	5,982,710
Incyte Corp. (a)	12,906	873,994
Moderna, Inc. (a)	24,305	8,565,811
Regeneron Pharmaceuticals, Inc. (a)	7,275	4,630,756
Vertex Pharmaceuticals, Inc. (a)	17,956	3,356,695
		47,762,916
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	122,696	15,431,476
Abiomed, Inc. (a)	3,121	982,428
Align Technology, Inc. (a)	5,085	3,109,630
Baxter International, Inc.	34,624	2,581,912
Becton, Dickinson & Co.	19,872	4,712,446
Boston Scientific Corp. (a)	98,513	3,750,390
Dentsply Sirona, Inc.	15,029	732,513
DexCom, Inc. (a)	6,695	3,766,540
Edwards Lifesciences Corp. (a)	43,134	4,628,710
Hologic, Inc. (a)	17,554	1,311,810
IDEXX Laboratories, Inc. (a)	5,888	3,580,316
Intuitive Surgical, Inc. (a)	24,686	8,006,657
Medtronic PLC	93,006	9,923,740
ResMed, Inc.	10,082	2,569,398
STERIS PLC	6,903	1,508,513
Stryker Corp.	23,228	5,496,442
Teleflex, Inc.	3,248	966,020
The Cooper Companies, Inc.	3,414	1,285,269
Zimmer Biomet Holdings, Inc.	14,501	1,734,320
		76,078,530
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	10,381	1,201,601
Anthem, Inc.	16,869	6,852,694
Cardinal Health, Inc.	20,064	927,559
Centene Corp. (a)	40,369	2,882,750
Cigna Corp.	23,533	4,515,983
CVS Health Corp.	91,313	8,132,336
DaVita HealthCare Partners, Inc. (a)	4,644	438,858
HCA Holdings, Inc.	17,056	3,847,663
Henry Schein, Inc. (a)	9,626	684,024
Humana, Inc.	8,890	3,731,222
Laboratory Corp. of America Holdings (a)	6,713	1,915,420
McKesson Corp.	10,727	2,325,185
Quest Diagnostics, Inc.	8,482	1,261,104
UnitedHealth Group, Inc.	65,256	28,988,020
Universal Health Services, Inc. Class B	5,272	625,945
		68,330,364
Health Care Technology - 0.1%
Cerner Corp.	20,500	1,444,225
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	20,998	3,168,598
Bio-Rad Laboratories, Inc. Class A (a)	1,478	1,113,230
Bio-Techne Corp.	2,680	1,265,040
Charles River Laboratories International, Inc. (a)	3,503	1,281,643
Danaher Corp.	43,972	14,143,154
Illumina, Inc. (a)	10,151	3,708,465
IQVIA Holdings, Inc. (a)	13,256	3,435,027
Mettler-Toledo International, Inc. (a)	1,604	2,428,665
PerkinElmer, Inc.	7,763	1,414,108
Thermo Fisher Scientific, Inc.	27,227	17,230,062
Waters Corp. (a)	4,255	1,395,938
West Pharmaceutical Services, Inc.	5,133	2,272,174
		52,856,104
Pharmaceuticals - 3.5%
AstraZeneca PLC sponsored ADR	1	55
Bristol-Myers Squibb Co.	153,780	8,247,221
Catalent, Inc. (a)	11,809	1,519,346
Eli Lilly & Co.	54,949	13,629,550
Johnson & Johnson	182,204	28,411,070
Merck & Co., Inc.	175,191	13,123,558
Organon & Co.	17,347	507,053
Pfizer, Inc.	388,030	20,848,852
Viatris, Inc.	83,909	1,032,920
Zoetis, Inc. Class A	32,802	7,283,356
		94,602,981
TOTAL HEALTH CARE		341,075,120
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.3%
General Dynamics Corp.	16,053	3,033,535
Howmet Aerospace, Inc.	26,583	747,780
Huntington Ingalls Industries, Inc.	2,754	488,863
L3Harris Technologies, Inc.	13,911	2,908,512
Lockheed Martin Corp.	17,055	5,684,773
Northrop Grumman Corp.	10,412	3,631,706
Raytheon Technologies Corp.	104,332	8,442,545
Textron, Inc.	15,588	1,103,630
The Boeing Co. (a)	38,124	7,542,833
TransDigm Group, Inc. (a)	3,631	2,098,900
		35,683,077
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	9,052	860,755
Expeditors International of Washington, Inc.	11,705	1,423,562
FedEx Corp.	17,032	3,923,662
United Parcel Service, Inc. Class B	50,419	10,001,617
		16,209,596
Airlines - 0.2%
Alaska Air Group, Inc. (a)	8,673	421,248
American Airlines Group, Inc. (a)(b)	45,018	796,368
Delta Air Lines, Inc. (a)	44,450	1,609,090
Southwest Airlines Co. (a)	40,785	1,810,854
United Airlines Holdings, Inc. (a)	22,360	944,934
		5,582,494
Building Products - 0.5%
A.O. Smith Corp.	9,151	723,387
Allegion PLC	6,155	761,004
Carrier Global Corp.	60,072	3,251,097
Fortune Brands Home & Security, Inc.	9,502	955,236
Johnson Controls International PLC	49,328	3,687,761
Masco Corp.	17,077	1,125,374
Trane Technologies PLC	16,456	3,071,512
		13,575,371
Commercial Services & Supplies - 0.4%
Cintas Corp.	6,059	2,558,049
Copart, Inc. (a)	14,775	2,144,739
Republic Services, Inc.	14,588	1,929,409
Rollins, Inc.	15,625	520,000
Waste Management, Inc.	26,811	4,307,723
		11,459,920
Construction & Engineering - 0.1%
Quanta Services, Inc.	9,635	1,096,270
Electrical Equipment - 0.6%
AMETEK, Inc.	16,041	2,189,597
Eaton Corp. PLC	27,583	4,470,101
Emerson Electric Co.	41,371	3,634,029
Generac Holdings, Inc. (a)	4,350	1,832,394
Rockwell Automation, Inc.	8,040	2,703,048
		14,829,169
Industrial Conglomerates - 1.0%
3M Co.	40,049	6,809,932
General Electric Co.	75,953	7,214,775
Honeywell International, Inc.	47,786	9,664,241
Roper Technologies, Inc.	7,297	3,386,903
		27,075,851
Machinery - 1.5%
Caterpillar, Inc.	37,886	7,325,258
Cummins, Inc.	9,965	2,090,159
Deere & Co.	19,645	6,788,133
Dover Corp.	9,928	1,626,703
Fortive Corp.	24,704	1,824,884
IDEX Corp.	5,278	1,185,386
Illinois Tool Works, Inc.	19,839	4,605,624
Ingersoll Rand, Inc.	28,054	1,636,670
Otis Worldwide Corp.	29,531	2,374,292
PACCAR, Inc.	24,098	2,010,255
Parker Hannifin Corp.	8,928	2,696,792
Pentair PLC	11,482	846,109
Snap-On, Inc.	3,758	773,810
Stanley Black & Decker, Inc.	11,311	1,976,710
Westinghouse Air Brake Tech Co.	13,138	1,166,260
Xylem, Inc.	12,466	1,509,757
		40,436,802
Professional Services - 0.4%
Equifax, Inc.	8,446	2,353,478
IHS Markit Ltd.	27,577	3,524,892
Jacobs Engineering Group, Inc.	9,004	1,283,610
Leidos Holdings, Inc.	9,830	864,155
Nielsen Holdings PLC	24,944	477,927
Robert Half International, Inc.	7,699	855,898
Verisk Analytics, Inc.	11,176	2,513,147
		11,873,107
Road & Rail - 1.0%
CSX Corp.	156,072	5,409,456
J.B. Hunt Transport Services, Inc.	5,786	1,106,052
Kansas City Southern	6,295	1,830,901
Norfolk Southern Corp.	17,097	4,535,321
Old Dominion Freight Lines, Inc.	6,506	2,310,736
Union Pacific Corp.	45,145	10,637,968
		25,830,434
Trading Companies & Distributors - 0.2%
Fastenal Co.	39,818	2,356,031
United Rentals, Inc. (a)	5,009	1,696,749
W.W. Grainger, Inc.	3,014	1,450,970
		5,503,750
TOTAL INDUSTRIALS		209,155,841
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	15,504	1,923,426
Cisco Systems, Inc.	291,708	15,997,267
F5, Inc. (a)	4,191	953,788
Juniper Networks, Inc.	22,261	692,985
Motorola Solutions, Inc.	11,729	2,969,548
		22,537,014
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	41,436	3,338,913
CDW Corp.	9,480	1,795,133
Corning, Inc.	53,339	1,978,344
IPG Photonics Corp. (a)	2,452	402,594
Keysight Technologies, Inc. (a)	12,772	2,483,899
TE Connectivity Ltd.	22,707	3,495,289
Teledyne Technologies, Inc. (a)	3,211	1,333,496
Trimble, Inc. (a)	17,459	1,499,204
Zebra Technologies Corp. Class A (a)	3,705	2,181,430
		18,508,302
IT Services - 4.2%
Accenture PLC Class A	43,891	15,686,643
Akamai Technologies, Inc. (a)	11,276	1,270,805
Automatic Data Processing, Inc.	29,279	6,760,228
Broadridge Financial Solutions, Inc.	8,047	1,356,483
Cognizant Technology Solutions Corp. Class A	36,390	2,837,692
DXC Technology Co. (a)	17,372	520,986
Fidelity National Information Services, Inc.	42,742	4,466,539
Fiserv, Inc. (a)	41,237	3,980,195
FleetCor Technologies, Inc. (a)	5,740	1,188,926
Gartner, Inc. (a)	5,766	1,800,434
Global Payments, Inc.	20,355	2,423,059
IBM Corp.	62,031	7,263,830
Jack Henry & Associates, Inc.	5,131	778,014
MasterCard, Inc. Class A	60,293	18,987,472
Paychex, Inc.	22,174	2,643,141
PayPal Holdings, Inc. (a)	81,325	15,036,179
The Western Union Co.	28,041	443,609
VeriSign, Inc. (a)	6,763	1,622,511
Visa, Inc. Class A	116,802	22,632,724
		111,699,470
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc. (a)	83,951	13,295,320
Analog Devices, Inc.	37,233	6,711,248
Applied Materials, Inc.	63,263	9,311,681
Broadcom, Inc.	28,401	15,725,066
Enphase Energy, Inc. (a)	9,336	2,334,000
Intel Corp.	280,812	13,815,950
KLA Corp.	10,573	4,315,158
Lam Research Corp.	9,864	6,706,040
Microchip Technology, Inc.	37,945	3,165,751
Micron Technology, Inc.	77,916	6,544,944
Monolithic Power Systems, Inc.	2,978	1,648,204
NVIDIA Corp.	172,478	56,358,911
NXP Semiconductors NV	18,354	4,099,549
Qorvo, Inc. (a)	7,705	1,126,702
Qualcomm, Inc.	78,076	14,097,403
Skyworks Solutions, Inc.	11,384	1,726,497
Teradyne, Inc.	11,380	1,739,661
Texas Instruments, Inc.	63,908	12,293,982
Xilinx, Inc.	17,127	3,912,663
		178,928,730
Software - 9.9%
Adobe, Inc. (a)	32,974	22,087,634
ANSYS, Inc. (a)	6,049	2,368,063
Autodesk, Inc. (a)	15,228	3,870,805
Cadence Design Systems, Inc. (a)	19,157	3,399,601
Ceridian HCM Holding, Inc. (a)	9,288	1,016,107
Citrix Systems, Inc.	8,600	691,698
Fortinet, Inc. (a)	9,385	3,116,852
Intuit, Inc.	18,913	12,336,950
Microsoft Corp.	520,128	171,949,116
NortonLifeLock, Inc.	40,163	998,051
Oracle Corp.	114,009	10,345,177
Paycom Software, Inc. (a)	3,317	1,451,121
PTC, Inc. (a)	7,260	795,551
Salesforce.com, Inc. (a)	67,242	19,161,280
ServiceNow, Inc. (a)	13,711	8,880,615
Synopsys, Inc. (a)	10,562	3,601,642
Tyler Technologies, Inc. (a)	2,829	1,468,194
		267,538,457
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	1,086,911	179,666,388
Hewlett Packard Enterprise Co.	89,853	1,289,391
HP, Inc.	83,199	2,935,261
NetApp, Inc.	15,422	1,370,707
Seagate Technology Holdings PLC	14,501	1,488,818
Western Digital Corp. (a)	21,227	1,227,770
		187,978,335
TOTAL INFORMATION TECHNOLOGY		787,190,308
MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	15,313	4,401,569
Albemarle Corp. U.S.	8,113	2,162,033
Celanese Corp. Class A	7,681	1,162,596
CF Industries Holdings, Inc.	14,926	904,366
Corteva, Inc.	50,911	2,290,995
Dow, Inc.	51,579	2,833,234
DuPont de Nemours, Inc.	36,170	2,675,133
Eastman Chemical Co.	9,441	984,602
Ecolab, Inc.	17,215	3,812,606
FMC Corp.	8,903	891,992
International Flavors & Fragrances, Inc.	17,265	2,454,565
Linde PLC	35,734	11,368,415
LyondellBasell Industries NV Class A	18,230	1,588,380
PPG Industries, Inc.	16,449	2,535,942
Sherwin-Williams Co.	16,759	5,551,251
The Mosaic Co.	25,736	880,686
		46,498,365
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,304	1,736,707
Vulcan Materials Co.	9,218	1,766,538
		3,503,245
Containers & Packaging - 0.3%
Amcor PLC	106,427	1,204,754
Avery Dennison Corp.	5,764	1,182,023
Ball Corp.	22,667	2,118,231
International Paper Co.	27,154	1,236,050
Packaging Corp. of America	6,562	856,932
Sealed Air Corp.	10,343	642,507
WestRock Co.	18,617	807,792
		8,048,289
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	101,567	3,766,104
Newmont Corp.	55,270	3,035,428
Nucor Corp.	20,369	2,164,410
		8,965,942
TOTAL MATERIALS		67,015,841
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	9,619	1,924,473
American Tower Corp.	31,506	8,269,695
AvalonBay Communities, Inc.	9,678	2,311,784
Boston Properties, Inc.	9,768	1,053,381
Crown Castle International Corp.	29,917	5,434,423
Digital Realty Trust, Inc.	19,556	3,280,323
Duke Realty Corp.	26,285	1,533,204
Equinix, Inc.	6,211	5,044,574
Equity Residential (SBI)	23,653	2,017,837
Essex Property Trust, Inc.	4,479	1,520,352
Extra Space Storage, Inc.	9,221	1,844,200
Federal Realty Investment Trust (SBI)	4,840	593,723
Healthpeak Properties, Inc.	37,226	1,223,246
Host Hotels & Resorts, Inc. (a)	49,073	770,446
Iron Mountain, Inc.	19,880	903,347
Kimco Realty Corp.	42,667	956,594
Mid-America Apartment Communities, Inc.	8,032	1,656,600
Prologis (REIT), Inc.	51,173	7,714,330
Public Storage	10,554	3,455,169
Realty Income Corp.	38,147	2,590,944
Regency Centers Corp.	10,610	735,697
SBA Communications Corp. Class A	7,584	2,607,379
Simon Property Group, Inc.	22,745	3,476,346
UDR, Inc.	19,287	1,094,152
Ventas, Inc.	27,320	1,281,854
Vornado Realty Trust	10,963	440,055
Welltower, Inc.	29,240	2,328,089
Weyerhaeuser Co.	52,069	1,958,315
		68,020,532
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	23,270	2,223,914
TOTAL REAL ESTATE		70,244,446
UTILITIES - 2.4%
Electric Utilities - 1.5%
Alliant Energy Corp.	17,338	949,949
American Electric Power Co., Inc.	34,643	2,807,815
Duke Energy Corp.	53,231	5,163,939
Edison International	26,297	1,716,668
Entergy Corp.	13,905	1,395,228
Evergy, Inc.	15,849	1,003,242
Eversource Energy	23,845	1,961,728
Exelon Corp.	67,670	3,568,239
FirstEnergy Corp.	37,699	1,419,744
NextEra Energy, Inc.	135,786	11,783,509
NRG Energy, Inc.	16,908	609,026
Pinnacle West Capital Corp.	7,727	502,641
PPL Corp.	53,010	1,475,268
Southern Co.	73,320	4,479,852
Xcel Energy, Inc.	37,317	2,378,212
		41,215,060
Gas Utilities - 0.0%
Atmos Energy Corp.	9,025	815,138
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	45,837	1,071,669
Multi-Utilities - 0.7%
Ameren Corp.	17,765	1,449,446
CenterPoint Energy, Inc.	40,892	1,059,512
CMS Energy Corp.	19,953	1,174,234
Consolidated Edison, Inc.	24,380	1,892,863
Dominion Energy, Inc.	55,921	3,981,575
DTE Energy Co.	13,405	1,452,298
NiSource, Inc.	27,362	670,643
Public Service Enterprise Group, Inc.	35,086	2,192,524
Sempra Energy	22,129	2,652,603
WEC Energy Group, Inc.	21,909	1,904,549
		18,430,247
Water Utilities - 0.1%
American Water Works Co., Inc.	12,600	2,123,982
TOTAL UTILITIES		63,656,096
TOTAL COMMON STOCKS (Cost $1,931,424,830)		2,682,420,098

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	6,758,782	6,760,134
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	2,077,889	2,078,097
TOTAL MONEY MARKET FUNDS (Cost $8,838,230)		8,838,231

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,940,263,060)	2,691,258,329
NET OTHER ASSETS (LIABILITIES) - 0.1% (e)	3,174,892
NET ASSETS - 100.0%	2,694,433,221

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	52	Dec 2021	11,872,250	186,819	186,819

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $517,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	37,958,291	544,212,957	575,411,114	7,993	-	-	6,760,134	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	342,106	17,383,161	15,647,170	6,141	-	-	2,078,097	0.0%
Total	38,300,397	561,596,118	591,058,284	14,134	-	-	8,838,231

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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